Groups of assets and liabilities held for sale (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Groups of Assets and Liabilities Held For Sale [Abstract]
Property, plant and equipment	$ 35,719	$ 6,449
Intangible assets	1,363	136
Investments in associates	224	597
Deferred income tax assets	814	290
Income tax credits
Trade and other receivables	1,849	3,003
Cash and cash equivalents	1,709	1,023
Total assets held-for-sale	41,678	11,498
Trade and other payables	9,926	4,845
Salaries and social security liabilities	387
Employee benefits	386	290
Deferred income tax liabilities	1,953	51
Borrowings	9,560	2,951
Total liabilities held-for-sale	22,212	8,137
Total net assets held-for-sale	$ 19,466	$ 3,361